Earnings per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share [abstract]
Weighted average stock options with potential future dilutive effect not included in calculation of diluted earnings per share		640,089
Diluted weighted average common shares outstanding	262,217,528	261,462,323